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                                                          File Nos. 33-20318
                                                                    811-5485

  As filed with the Securities and Exchange Commission on February 14, 2003
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Post-Effective Amendment No. 36                                  [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No. 39                                                 [X]

                               ATLAS ASSETS, INC.
               (Exact Name of Registrant as Specified in Charter)


                                794 Davis Street
                          San Leandro, California 94577
                    (Address of Principal Executive Offices)


Registrant's Telephone Number, including Area Code:            (510) 297-7444


                                 W. Lawrence Key
                               Atlas Assets, Inc.
                                794 Davis Street
                          San Leandro, California 94577
                     (Name and Address of Agent for Service)

                                 With copies to:
Michael Glazer                             Joseph M. O'Donnell
Paul, Hastings, Janofsky & Walker LLP      Atlas Securities, Inc.
515 South Flower Street                    794 Davis Street
Los Angeles, California  90071             San Leandro, California 94577-6900


It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
--------
         on _________________________ pursuant to paragraph (b)
--------
         60 days after filing pursuant to paragraph (a)(1)
--------
         on _________________________ pursuant to paragraph (a)(1)
--------
         75 days after filing pursuant to paragraph (a)(2)
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   X     on May 1, 2003 pursuant to paragraph (a)(2)
--------

Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 and the Rule 24f-2 Notice for the Registrant's fiscal year is expected to be filed on or about March 28, 2003.

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                             ATLAS FUNDS
                              PROSPECTUS

                              May 1, 2003

           The Investments You Want From
                    The People You Trust -Registered Trademark-
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                             ATLAS AMERICAN
                               ENTERPRISE
                                 BOND
                                 FUND
                              PROSPECTUS

                              May 1, 2003

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HOW TO OBTAIN MORE INFORMATION ABOUT ATLAS FUNDS Back Cover

This prospectus contains information that you should know about Atlas Income Fund before you invest in it. Please read it carefully and keep it on hand for future reference.

Atlas American Enterprise Bond Fund, like all mutual funds, are registered with the U.S. Securities and Exchange Commission (SEC). However, the SEC does not guarantee that the information in this prospectus is accurate or complete, nor has it endorsed the funds. It is against the law for anyone to state otherwise.

[GRAPHIC OF PUSHPIN]

WE WANT YOU
TO KNOW

Atlas Funds are not FDIC-insured and are not deposits or obligations of, or guaranteed by World Savings. Mutual fund returns and principal value will vary and you may have a gain or loss when you sell.

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Atlas American Enterprise Bond Fund

INVESTMENT OBJECTIVE


     The fund seeks to provide current income. Capital preservation is an additional goal.

STRATEGY

     The fund invests in a broad range of debt securities issued by U.S. and foreign corporations as well as by U.S. and foreign governments and government agencies, which will, in the opinion of its managers, offer the best opportunity to produce current income. They manage this fund without targeting a specific weighted average maturity, but vary the portfolio's maturity based upon their assessment of the long-term direction of interest rates. The fund may invest up to 15% of its assets in securities rated below investment grade (sometimes referred to as "junk bonds").

RISKS

     The fund's income varies, as does the dividend paid to investors. The portfolio may have a high turnover rate, which can increase costs.

     The value of your shares will fluctuate along with interest rates. When interest rates rise, bond prices usually decline. When rates fall, prices generally increase. Since the fund invests primarily in bonds, it will behave largely the same way. The portfolio contains long-term bonds, which are impacted more by interest rate changes than short-term issues.

     Since the fund's price will vary, you could lose money on your investment.

     The fund may invest up to 15% of its assets in junk bonds, which have a greater chance of default on interest and principal payments. Their prices fluctuate more than those of higher-rated securities.

     Foreign securities markets, especially those in emerging countries, can be more volatile than the U.S. market. Bonds issued abroad may be denominated in foreign currencies, which can fluctuate against the U.S. dollar.

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EXPENSES

These are the fees and expenses you may pay as a fund investor. Atlas Advisers has contractually agreed to reduce expenses through 12/31/2003.

TRANSACTION FEES (paid from your investment)
   Maximum sales charge on purchases                    NONE
   Maximum deferred sales charge                        NONE
   Redemption fee                                       NONE
   Exchange fee                                         NONE

ANNUAL OPERATING EXPENSES (deducted from fund assets)
   Management fee                                       0.55%
   Distribution (12b-1) fee                             0.25%
  *Other expenses                                       0.71%
TOTAL ANNUAL OPERATING EXPENSES                         1.51%
   Expense reduction                                    0.76%
                                                        ----
NET OPERATING EXPENSES                                  0.75%

* Estimated

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EXPENSE EXAMPLE: Designed to help you compare expenses to other funds, this example assumes a $10,000 investment, 5% return each year, no change in expenses, and that you hold your shares for the following periods. Actual costs may be higher or lower.

   1 Year           3 Years
    $___              $___

PAST PERFORMANCE

In that this is a new fund, there is no past performance to report.

FUND MANAGEMENT

THE ADVISER AND PORTFOLIO MANAGERS-SUBADVISERS

     Atlas Advisers, Inc., 794 Davis Street, San Leandro, California 94577, is responsible for providing or overseeing all services needed for the Atlas Funds to operate, including portfolio management, transfer agent, and custodial and accounting services. It has retained investment professionals with substantial experience in managing investments.

     Madison Investment Advisors, Inc. ("Madison"), located at 550 Science Drive, Madison Wisconsin 53711, serves as investment sub-adviser to the fund. The Fixed Income Team at Madison manages the day to day investment program of the fund.


THE DISTRIBUTOR AND THE DISTRIBUTION PLAN

     Atlas Funds are distributed by Atlas Securities, Inc. Shares are offered at net asset value with no sales load. From time to time, Atlas Securities may offer merchandise, monetary bonuses, or other incentives in the Fund. Incentives may be offered to selected groups of shareholders, such as first time buyers or existing account holders.

     The fund has adopted a distribution plan under Rule 12b-1 to reimburse the distributor for costs for advertising, marketing, and shareholder servicing. Reimbursements are made on a quarterly basis up to a maximum of .25% of a Fund's average daily net assets. These fees increase the cost of your investment and, over time, may cost you more than paying other types of sales charges, because they are taken out of fund assets on an ongoing basis.

     Shares are currently offered through Atlas Securities and certain third party distribution programs. Atlas Securities may make payments up to a maximum of .25% per year to other companies for distribution and shareholder services.

BECOMING AN ATLAS SHAREHOLDER

HOW TO CONTACT US

Phone:      1-800-933-ATLAS
            (1-800-933-2852)
Address:    Atlas Securities, Inc.
            794 Davis Street
            San Leandro, CA
            94577

Web Site:   WWW.ATLASFUNDS.COM

OPENING AN ACCOUNT

Complete the new account application that accompanies this prospectus.

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Determine how much you want to invest. The minimum initial and additional investments for the fund are as follows:

                                   INITIAL         ADDITIONAL
MINIMUMS FOR THE FUND             INVESTMENT       INVESTMENTS
Non-Retirement Accounts            $2,500              $250

Wire Purchases                     $2,500            $1,000

Exchanges                          $2,500              $250

IRA And SEP Accounts                 $250              $250

Custodial Accounts For Minors        $250              $250

Employee Accounts                    $250               $50

Traditional, Roth and Educational Individual Retirement Accounts (IRAs) and Simplified Employee Pension Plans (SEPs) are available. Call us at 1-800-933-2852 and we will provide you with information about account agreements, applications, and annual fees.

HOW TO CONTACT US

New account applications, checks, and instructions may be sent directly to Atlas at the following addresses:

BY REGULAR MAIL

       Atlas Funds
       P.O. Box 219056
       Kansas City, MO 64121-9056

BY SPECIAL DELIVERY

      Atlas Funds
      c/o NFDS
      330 West 9th Street
      Kansas City, MO 64105-1807

See the following pages for more information on how to buy and sell shares.

BUYING SHARES

MAKING THE FIRST PURCHASE

BY CHECK

- - Write a check for the investment amount, payable to "Atlas Funds." There may be a charge for checks that do not clear.

- - Deliver your check and new account application to your World branch for forwarding to our shareholder services agent in Kansas City. Normally, your documents will reach the agent within three business days.

- - If you prefer, mail your check and application to "Atlas Funds" at one of the addresses below.

- - Recently purchased shares cannot be redeemed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY WIRE OR ELECTRONIC TRANSFER

- - Instruct your bank to wire the amount of your investment to: Investor's Bank & Trust Company

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                ABA #011001438
                Acct #188888888
                Fund Name: Atlas (fund name)
                Customer Name:
                Fund Account #:

- - Deliver your completed application to your World branch, or mail it to "Atlas Funds" at one of the addresses below.

- - If you elected the bank wire option on your WORLD INSURED MONEY MARKET ACCOUNT, you may wire funds with one call to 1-800-933-2852. There is no wire transfer fee from World.

BY EXCHANGE

- - Call us at 1-800-933-2852 to request an exchange into a new fund. You may also mail your request to one of the addresses below. Be sure all account owners have signed the request.

- - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

- - An exchange is considered a sale and may result in a gain or loss for tax purposes.

ADDING TO AN ACCOUNT

- - Write a check for the investment amount, payable to "Atlas Funds." There may be a charge for checks that do not clear.

- - Fill out the investment slip at the bottom of your account statement. If no slip is available, include a note telling us the fund name, your account number, and the name(s) in which the account is registered.

- - Deliver your check and investment slip to your World branch for forwarding to our shareholder services agent in Kansas City. Normally, your documents will reach the agent within three business days.

- - Recently purchased shares cannot be redeemed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY WIRE OR ELECTRONIC TRANSFER

- - Instruct your bank to wire the amount of your investment to: Investor's Bank & Trust Company

                ABA #011001438
                Acct #188888888
                Fund Name: Atlas (fund name)
                Customer Name:
                Fund Account #:

- - If you elected the bank wire option on your WORLD INSURED MONEY MARKET ACCOUNT, you may wire funds with one call to 1-800-933-2852. There is no wire transfer fee from World.

- - If you selected the electronic transfer option, you may purchase additional shares by calling us at 1-800-933-2852. Atlas will debit funds from your bank account through the Automated Clearing House (ACH) network.

BY EXCHANGE

- - Call us at 1-800-933-2852 to request an exchange into an existing account. You may also mail your request to one of the addresses below. Be sure all account owners have signed the request.

- - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

- - An exchange is considered a sale and may result in a gain or loss for tax purposes.

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

BY REGULAR MAIL:             BY SPECIAL DELIVERY:

Atlas Funds                  Atlas Funds, c/o NFDS
P.O. Box 219056              330 West 9th Street
Kansas City, MO 64121-9056   Kansas City, MO 64105-1807

SELLING SHARES

You may sell some or all of your fund shares on any day that the New York Stock Exchange is open. All sell orders received by the close of trading on the New York Stock Exchange (normally 4:00 PM Eastern time, or 1:00 PM Pacific time) will be executed at that day's closing price. Unless you request wire payment or electronic transfer, the proceeds will be mailed to you, generally the next business day after processing your order. Redemptions of shares recently purchased by check or electronic transfer will not be processed until we are satisfied that the funds have cleared, usually not more than 15 days.

BY PHONE

- - You may sell shares by phone, as long as the telephone redemption option was not declined on your account application. You can redeem $1,000 or more by calling us at 1-800-933-2852. There is no charge for this service.

- - If you have had an address change within the last 30 days, your request must be submitted in writing with a signature guarantee.

BY MAIL

- - Send us a letter including your name, account number, the fund you would like to sell, and the dollar amount or number of shares you want to redeem. The letter should be signed by all account owners exactly as their names appear on the account.

- - You must obtain a signature guarantee if any of the following apply:

  - You are redeeming $50,000 or more.

  - Your address has been changed within the last 30 days.

  - You want the proceeds to go to someone other than the account owner(s) or to an address other than the one on the account.

  - You want the proceeds wired to a bank account other than the one pre-designated on your account.

- - A signature guarantee helps protect against fraud. You can obtain one from most banks, savings associations or securities dealers, but not from a notary public.

BY WIRE OR ELECTRONIC TRANSFER

- - If you selected the electronic transfer option:

  - Proceeds from the sale can be wired to your bank account. A $10 wire charge will be deducted. Your bank may also charge a wire transfer fee.

  - Proceeds can also be sent to your bank account through the Automated Clearing House (ACH) network.

BY CHECK

- - Checkwriting is available for Atlas bond and money funds, except for bond fund shareholders who are subject to back-up withholding for federal income taxes.

- - If you have checkwriting privileges, you may write a check of $500 or more to redeem shares, but not to close your account.

- - You should not write a check on a bond fund for an amount close to the total value since the account value can vary, and funds available may not be sufficient to clear the check.

BY REGULAR MAIL:             BY SPECIAL DELIVERY:

Atlas Funds                  Atlas Funds, c/o NFDS
P.O. Box 219056              330 West 9th Street
Kansas City, MO 64121-9056   Kansas City, MO 64105-1807

OTHER ACCOUNT INFORMATION

SYSTEMATIC TRANSACTIONS

PURCHASES

     - After you have made your initial investment, you may set up a systematic purchase plan by indicating on your application how much and how often you want to invest. The minimum investment is $250. There is no charge for this service.

EXCHANGES

     - You can automatically exchange $250 or more from one Atlas Fund to another. Just indicate on your application how much and how often you want to invest. There is no charge for this service.

     - Both accounts must be registered in the same name(s) and have the same taxpayer identification number.

     - Exchanges will be made on the 15th of each month you choose. If the 15th falls on a weekend or holiday, exchanges will be made on the next business day.

REDEMPTIONS

     - If your account balance is $10,000 or more, you may set up a systematic redemption plan by indicating on your new account application how much and how often you want to redeem. You may sell fixed amounts of $100 or more at monthly, quarterly, or yearly intervals. There is no charge for this service.

     - Redemptions will be made on the 20th of each month you choose. If the 20th falls on a weekend or holiday, redemptions will be made on the previous business day.

AUTOMATED ACCOUNT ACCESS

     Atlas Direct Access is our automated telephone service. You can check prices and performance, as well as obtain your personal fund account information and request transactions, 24 hours a day. Just call 1-800-933- ATLAS (1-800-933-2852) from a touch-tone phone and follow the instructions.

HOW FUND SHARES ARE PRICED

     A fund's net asset value (NAV) is the price at which you will buy or sell shares. The net asset value is calculated by dividing a fund's total asset value by the number of outstanding shares. The NAV is determined at the close of regular trading on the New York Stock Exchange each day the exchange is open.

     All purchases, redemptions, and exchanges will be processed at the NAV next calculated after your order is received and accepted by the shareholder services agent in Kansas City. All orders received by the close of trading on the NYSE (normally 4:00 p.m. Eastern time; 1:00 p.m. Pacific time) will be executed at that day's closing price.

OTHER ACCOUNT INFORMATION

TAXES

     Dividends and distributions may be taxable, whether received in cash or reinvested. An exchange of shares for shares of another fund is considered a sale and may result in a gain or loss for tax purposes.

DIVIDENDS AND DISTRIBUTIONS

     The Fund will declare dividends daily and distribute them monthly.

OTHER POLICIES

     - MINIMUM BALANCE: If your account balance falls below $1,250 due to redemptions or exchanges, we may close your account and mail the proceeds to you. We will give you 60 days written notice and the opportunity to make an additional investment to satisfy the $2,500 minimum balance requirement.

     - EXCHANGES: To protect performance and control costs, a fund may modify, suspend, or discontinue the exchange feature or a shareholder's use of it at any time.

     - REDEMPTIONS: Payment may be delayed up to seven days if making immediate payment could adversely affect a fund.

     When regular trading on the New York Stock Exchange is closed or Restricted for any reason other than weekends or holidays, or there is an emergency as determined by the SEC, redemptions may be suspended or payment dates postponed.

     - GENERAL INFORMATION ABOUT SERVICE FEATURES: A fund may modify, suspend or discontinue services, charges, or terms and conditions at any time. The use of any feature may be denied to any shareholder who uses it to the detriment of the fund or other shareholders. If we modify or discontinue a service affecting all shareholders, we will provide 30 days prior written notice.

     You may add, change or discontinue any service by sending us your Request in writing. If it has been more than 30 days since you established your account, we require a signature guarantee with your request.

     Shareholders who elect telephone, systematic or electronic transactions or checkwriting bear the risk of loss for unauthorized transactions. Atlas Funds will not be liable for losses that may result from:

     - Instructions communicated by telephone that we reasonably believe to be genuine,

     - Your request to allow transactions authorized by less than all registered owners,

     -  Transactions which do not require signature guarantees, or

     - Transactions requested through Atlas Direct Access, our automated telephone service.

     For your protection and to review or clarify telephone requests, we Reserve the right to record all calls. We may employ additional procedures prior to acting on telephone instructions, such as requiring you to provide a form of personal identification, in order to confirm that instructions are genuine. If we do not employ reasonable procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

     Abnormal market conditions may cause heavy call volume and make it difficult for you to make a telephone transaction. If this happens, please consider mailing your transaction request, or sending it by overnight delivery.

KEEPING YOU INFORMED

     During the year, Atlas will send you the following communications:

     - CONFIRMATION STATEMENTS: Mailed after each purchase, ex-change, redemption (except by checkwriting), or change in account information.

     - QUARTERLY STATEMENTS: You will receive three consolidated quarterly statements and a year-end summary of your account activity.

     - ANNUAL AND SEMI-ANNUAL REPORTS: Mailed approximately 60 days after June 30 and December 31.

     -  1099 TAX FORM: If applicable, mailed by January 31 each year.

     -  ANNUAL PROSPECTUS: Mailed to shareholders in May of each year.

APPENDIX: DESCRIPTION OF RATINGS

     In general, the ratings of Moody's Investors Services, Inc., Standard & Poor's Corporation (S&P), and other nationally recognized rating organizations represent the opinions of these agencies as to the quality of securities which they rate. It should be emphasized that these ratings are relative and subjective and are not absolute standards of quality. Consequently, bonds with the same maturity, coupon and rating may have different yields, while other bonds of the same maturity and coupon with different ratings may have the same yield.

     These ratings will be used by the Atlas Funds as initial criteria for selection of portfolio securities, but the funds will also rely upon the independent advice of the adviser and subadvisers, if any, to evaluate potential investments.

     After purchase by a fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require the sale of these securities, but the Adviser will consider rating changes in determining whether the fund should continue to hold them.

     If a rating given by Moody's or S&P changes as a result of changes in these organizations or their rating systems, the funds will attempt to use comparable ratings as standards for their investments. Fund investments will be made and reviewed in accordance with the investment policies contained in this prospectus and in the Statement of Additional Information.

MOODY'S INVESTORS SERVICES, INC.

     Moody's describes its ratings for debt securities as follows:

BONDS

     Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, changes that can be anticipated are not likely to impair the fundamentally strong position of these issues.

     Aa. Bonds rated Aa are judged by all standards to be of high quality. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities. Fluctuation of protective elements may be of greater magnitude, or there may be other factors present which make the long-term risks appear somewhat larger than the Aaa securities.

     A. Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Elements giving security to principal and interest are considered adequate, but factors may be present which suggest a susceptibility to impairment at some time in the future.

     Baa. Bonds rated Baa are considered to be medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative elements as well.

     Ba. Bonds rated Ba are judged to have speculative characteristics. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be only moderate and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B. Bonds rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over a long period of time may be small.

     Caa. Bonds rated Caa are of poor standing. These issues may be in default, or there may be some danger with respect to principal or interest payments.

     Ca. Bonds rated Ca represent obligations which are highly speculative. These issues are often in default or have other significant shortcomings.

     C. Bonds rated C are the lowest rated class of bonds. These issues have extremely poor prospects of ever attaining any real investment standing.

NOTES AND VARIABLE RATE OBLIGATIONS
     MIG 1/VMIG 1. The MIG 1 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes best quality. There is strong protection from established cash flows, superior liquidity, or demonstrated broad-based access to the market for refinancings.

     MIG 2/VMIG 2. The MIG 2 (or VMIG 1 for an issue with a variable rate demand feature) designation denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

COMMERCIAL PAPER
     PRIME-1. Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well-established industries.

     - High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S CORPORATION

     S & P describes its ratings for debt securities as follows:

BONDS

     AAA. Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA. Bonds rated AA have a very strong capacity to pay interest and repay principal. They differ from the higher rated issues only by a small degree.

     A. Bonds rated A have a strong capacity to pay interest and repay principal. They are somewhat more susceptible to adverse changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB. Bonds rated BBB are thought to have an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to weaken capacity to pay interest and repay principal than bonds in higher rated categories.

     BB, B, CCC AND CC. Bonds rated BB, B, CCC and CC are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest. While bonds with these ratings are likely to have some quality and protective characteristics, these characteristics are outweighed by large uncertainties or major risk exposures to adverse conditions.

     C AND D. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NOTES

     SP-1. The SP-1 rating denotes a strong or very strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2. The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER
     A-1. The A-1 designation indicates a very strong degree of safety regarding timely payment. Issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.

     A-2. The A-2 designation indicates a strong capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

HOW TO OBTAIN MORE INFORMATION ABOUT ATLAS FUNDS

     You can find more information about the Atlas Funds' investment policies in the Statement of Additional Information (SAI), which is incorporated by reference in this prospectus (legally considered part of this prospectus). The SAI is available free of charge.

     To request a copy of the Atlas Funds' SAI, please call us toll-free at 1-800-933-ATLAS (1-800-933-2852). If you have access to the Internet, you can find the SAI at the Securities and Exchange Commission's Web site at www.sec.gov. You may also request a copy by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-6009. The SEC charges a duplicating fee for this service.

                               WWW.ATLASFUNDS.COM

SEC File No. 811-05485

                                        PART B

Registrant hereby incorporates Part B of Post Effective Amendment 35, filed on December 23, 2002 in its entirety except for any reference to existing financial statements. In that this is a new fund, it has no financial history.

                               ATLAS ASSETS, INC.

                            PART C: OTHER INFORMATION

Item 23.  EXHIBITS:

          (a). (1)  Articles of Incorporation for the Registrant. (1)

               (2)  Articles of Amendment for the Registrant. (1)

               (3)  Articles Supplementary for the Atlas California Double
               Tax Free Money Fund, the Atlas Tax Free Money Fund, the Atlas California Double Tax Free Income Fund, the Atlas Tax Free
               Income Fund and the Atlas U.S. Government and Mortgage Securities Fund. (1)

               (4) Articles Supplementary for the Atlas Growth and Income Fund. (1)

               (5) Amended Articles Supplementary changing the names of certain Atlas Funds as follows: Atlas California Municipal Money Fund, Atlas National Municipal Money Fund, Atlas California Municipal Bond Fund, and Atlas National Municipal Bond Fund. (2)

               (6) Articles Supplementary for the Atlas U.S. Treasury Money Fund. (2)

               (7) Articles Supplementary for the Atlas U.S. Government Intermediate Fund (formerly the Atlas U.S. Treasury Intermediate
               Fund). (1)

               (8) Articles Supplementary for the Atlas California Insured Intermediate Municipal Fund. (1)

               (9) Articles Supplementary for the Atlas National Insured Intermediate Municipal Fund. (1)

               (10) Articles Supplementary for the Atlas Balanced Fund.(2)

               (11) Articles Supplementary for the Atlas Strategic Growth Fund. (2)

               (12) Articles Supplementary for classification of shares. (2)

               (13) Articles Supplementary for the Atlas Global Growth Fund. (1)

               (14) Articles Supplementary for the Atlas Strategic Income Fund. (1)

               (15) Articles Supplementary for the Atlas S&P 500 Index Fund. (6)

               (16) Articles Supplementary for reclassification of Shares.(7)

               (17) Articles Supplementary creating Atlas Money Market Fund. Incorporated herein by reference to post effective amendment No. 33 filed on April 30, 2002.

               (18) Articles Supplementary creating Atlas Value Fund. Incorporated herein by reference to post effective amendment No. 33 filed on April 30, 2002.

               (19) Articles Supplementary creating Atlas Fund of Funds. Incorporated herein by reference to post effective amendment No. 33 filed on April 30, 2002.

               (20) Articles Supplementary creating Atlas American Enterprise Bond Fund. To be filed.

          (b). (1) Bylaws for the Registrant. (2)

               (2) Amendment of Article I, Section 1.07 of Bylaws permitting proxy voting by telephone and internet is incorporated herein by reference to post effective amendment No. 33 filed on April 30, 2002.

          (c). None.

          (d). (1) Investment Advisory Agreement dated January 12, 1990 between Atlas Advisers, Inc. and Registrant. (1)

               (2)  Amendment to Investment Advisory Agreement dated
               November 1, 1991 between Atlas Advisers, Inc. and Registrant. (2)

               (3) Form of Subadvisory Agreement between The Boston Company Advisors, Inc. and Registrant. (2)

               (4) Form of Subadvisory Agreement between OppenheimerFunds, Inc. and Registrant. (1)

               (5) Form of Waiver/Reinbursement Agreement between Atlas Advisors, Inc. and Registrant. (5)

               (6) Form of Waiver/Reinbursement Agreement between Atlas Advisors and Registrant. (6)

               (7) Appendix A to Investment Advisory Agreement between Atlas Assets, Inc. and Atlas Advisers, Inc. As Amended August 18, 2000. (6)

               (8) Appendix A to Investment Advisory Agreement between Atlas Assets, Inc. and Atlas Advisers, Inc. as amended on March 1, 2002 is incorporated herein by reference to post effective amendment No. 33 filed on April 30, 2002.

               (9) Subadvisory Agreement between Atlas Assets, Inc., on behalf of Atlas Value Fund, Atlas Advisers , Inc. and Pilgrim Baxter & Associates, Ltd dated May 9, 2002 is incorporated herein by reference to post effective amendment no. 33 filed on April 30, 2002.

               (10) Proposed Subadvisory Agreement between Atlas Assets, Inc. on behalf of Atlas Balanced Fund and Atlas Strategic Income Fund, Atlas Advisers, Inc. and Madison Investment Advisors, Inc. incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.

               (11) Proposed Subadvisory Agreement between Atlas Assets, Inc., on behalf of Atlas Emerging Growth Fund, Atlas Advisers, Inc., and Turner Investment Partners, Inc. is incorporated herein by reference to post effective amendment No. 35 filed on December 23, 2002.

          (e). Principal Underwriting Agreement dated January 12, 1990 between Atlas Securities, Inc. and Registrant. (2)

          (f). None.

          (g). (1) Custodian Contract dated November 1, 1995 between Investors Bank and Trust Company and Registrant. (1)

          (h). (1) Transfer Agency and Service Agreement dated January 12, 1990 between State Street Bank and Trust Company and Registrant. (2)

               (2) Form of Third Party Feeder Fund Agreement Among Atlas Assets, Inc., Atlas Securities, Inc. and Master Investment Portfolio dated August 9, 2000. (6)

          (i). Consent and Opinion of Counsel.
               (1)  Consent of Counsel attached hereto as Exhibit (i)(1)
               (2) Form of Opinion of Counsel attached hereto as Exhibit (i)(2)

          (j). Consents of Independent Auditors.

          (k). None.

          (l). Investment Representations of Purchaser dated December 19, 1989 from Golden West Financial Corporation relating to initial shares. (2)

          (m). Distribution Plan dated January 12, 1990 between Atlas Securities, Inc. and the Registrant. (1)

          (n). None

          (o). None

          (p). (1) Code of Ethics for Atlas Assets, Inc., Atlas Advisers, Inc., Atlas Securities, Inc., and Atlas Insurance Trust dated August 18, 2000, as Amended March 1, 2001.(7)

               (2) Amended and Restated Code of Ethics of OppenheimerFunds dated March 1, 2000.(7)

               (3) Code of Ethics for Boston Safe Advisors, Inc. dated July, 2000.(7)

               (4)  Code of Ethics for Barclays Global Investors, N.A. and
               Subsidiaries: Barclays Global Funds Advisors and Barclays Global Investors Services Adopted December 11, 2000.(7)

               (5) Joint Code of Ethics dated August 16, 2000 for Barclays Global Investors funds, Inc. Master Investment Portfolio.(7)

               (6) Code of Ethics for Pilgrim Baxter & Associates, Ltd., incorporated herein by reference to post effective amendment no. 33 filed on April 30, 2002.

               (7) Code of Ethics for Madison Investment Advisors, Inc., incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.

               (8) Code of Ethics for Turner Investment Partners, Inc. To be filed.

          (q). Powers of Attorney.

               (1)  Atlas, Assets, Inc.
               incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.


               (2)  Master Investment Portfolio, S&P 500 Index Master
               Portfolio (6)

               (3) Power of Attorney for Mary G. F. Bitterman incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.

               (4)  Power of Attorney for Lee T. Kranefuss
               incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.

               (5)  Power of Attorney for Richard K. Lyons
               incorporated herein by reference to post effective amendment no. 34 filed on August 1, 2002.

--------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 19 as filed on February 27, 1996.

     (2) Incorporated by reference to Post-Effective Amendment No. 21 as filed on April 14, 1997.

     (3) Incorporated by reference to Post-Effective Amendment No. 22 as filed on April 22, 1998.

     (4) Incorporated by reference to Post-Effective Amendment No. 24 as filed on April 30, 1999

     (5) Incorporated by reference to Post-Effective Amendment No. 25 as filed on April 28, 2000.

     (6) Incorporated by reference to Post-Effective Amendment No. 27 as filed on August 10, 2000.

     (7) Incorporated by reference to Post-Effective Amendment No. 28 as filed on April 3, 2001.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None.

Item 25.  INDEMNIFICATION

          Subsection (B) of Section 2-418 of the General Corporation Law of Maryland empowers a Maryland corporation such as Registrant to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer, employee or agent of that corporation or a director, officer, employee or agent of another corporation or enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding unless he acted in bad faith, or with active and deliberate dishonesty or otherwise as provided in such statute.

          The Maryland Code provisions also include, inter alia, authority to make advances of expenses pending resolution of the matter, to purchase insurance to cover the corporation and its agents, and a requirement to report instances of indemnification to the corporation's stockholders. In addition, directors and officers may in most cases be protected from the assessment of personal monetary liability in certain legal actions notwithstanding the availability or not of indemnification.

          Article VII(g) of the Articles of Incorporation of Registrant, as amended, contains indemnification and limitation provisions meant to conform to the above statute and to the provisions of Section 17 of the Investment Company Act of 1940, as amended ("1940 Act") and to 1940 Act Release No. 11330 (September 4, 1980). These provisions will implement "reasonable and fair means" to determine whether indemnification shall be made which include: (1) reference to a final decision on the merits by a court or other body that liability did not occur by reason of disabling conduct, or (2) in the absence of such a decision, a reasonable, factually based decision to the same effect by (a) a vote of a majority of a quorum of directors who are neither "interested persons" of the Registrant (as defined in Section 2(a)(19) of the 1940 Act) nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons by the Registrant's charter and bylaws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in said Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Series of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

          To the extent permitted by the 1940 Act, the non-interested Directors may be indemnified by the Company with respect to errors and omissions. To the extent not so permitted, Golden West Financial Corporation may so indemnify the non-interested Directors to the extent permitted by Delaware law.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          A.   INVESTMENT ADVISER--Atlas Advisers, Inc.

               See the material following the captions "Management of the Company" and "Investment Advisory and Other Services" appearing as a portion of Part B hereof. In addition, officers and directors of Atlas Advisers, Inc. not otherwise referenced, together with all other information required by this Item 26 including, but not limited to, any other business, profession, vocation or employment of a substantial nature engaged in by such persons during the past two years, are as follows:

NAME AND CURRENT POSITION                     OTHER BUSINESS AND CONNECTIONS
WITH ATLAS ADVISERS, INC.                     DURING THE PAST TWO YEARS
----------------------------                  ---------------------------
James T. Judd
Director                                      Senior Executive Vice President,
                                              Golden West Financial Corporation;
                                              Chief Operating Officer & Director
                                              World Savings Bank FSB.

Mary Jane Fross
Vice President & Controller                   None.

James H. Hubbell
Director                                      Executive Vice President
                                              World Savings Bank FSB

B.       SUB-ADVISER--OppenhemerFunds, Inc.

              OppenheimerFunds, Inc. is the investment sub-adviser of the Stock Funds and the Strategic Income Fund; it and certain subsidiaries and affiliates act in the same capacity to other investment companies. There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

NAME AND CURRENT POSITION                   OTHER BUSINESS AND CONNECTIONS
WITH OPPENHEIMERFUNDS, INC.                 DURING THE PAST TWO YEARS
----------------------------                ---------------------------

Timothy L. Abbuhl,
Assistant Vice President                    None.

Amy B. Adamshick,
Vice President                              Formerly at Scudder Kemper Investments
                                            (July 1998 - May 2000)

Charles E. Albers,
Senior Vice President                       None.

Edward J. Amberger,
Assistant Vice President                    None.

Janette Aprilante,
Vice President and Secretary                As of January 2002: Secretary of OppenheimerFunds,
                                            Distributor, Inc., Centennial Asset Management


                                            Corporation, Oppenheimer Partnership Holdings, Inc.,
                                            Oppenheimer Real Asset Management, Inc., Shareholder
                                            Financial Services, Inc., Shareholder Services, Inc.;
                                            Assistant Secretary of HarbourView Asset Management
                                            Corporation, OFI Private Investments, Inc., Oppenheimer
                                            Trust Company and OAM Institutional, Inc.

Hany S. Ayad,
Assistant Vice President                    None.

Victor W. Babin,
Senior Vice President                       None.

Bruce L. Bartlett,
Senior Vice President                       None.

John Michael Banta,
Assistant Vice President                    None.

Lerae A. Barela,
Assistant Vice President                    None.

George Batejan,
Executive Vice President/
Chief Information Officer                   None.

Kevin Baum,
Vice President                              None.

Connie Bechtolt,
Assistant Vice President                    None.

Robert Behal
Assistant Vice President                    Formerly, Associate Director at MetLife (Jan 2000-May
                                            2000).

Kathleen Beichert,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Erik S. Berg,
Assistant Vice President                    None.

Rajeev Bhaman,
Vice President                              None.

Mark Binning,
Assistant Vice President                    None.

Robert J. Bishop,
Vice President                              An officer of other Oppenheimer funds.

John R. Blomfield,
Vice President                              None.

Chad Boll,
Assistant Vice President                    None

Lowell Scott Brooks,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Richard Buckmaster,
Vice President                              None.


Bruce Burroughs
Vice President                              None.

Claudia Calich,
Assistant Vice President                    None.

Adele A. Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division               None.

Michael A. Carbuto,
Vice President                              None

Ronald G. Chibnik,
Assistant Vice President                    Director of technology for Sapient Corporation (July,
                                            2000-August 2001); software architect for Sapient
                                            Corporation (March 1997-July 2000).

H.C. Digby Clements,
Vice President: Rochester Division          None.

Peter V. Cocuzza,
Vice President                              None.

Julie C. Cusker,
Assistant Vice President:
Rochester Division                          None.

John Damian,
Vice President                              Formerly senior analyst/director for Citigroup Asset
                                            Management (November 1999-September 2001).

O. Leonard Darling,
Vice Chairman, Executive Vice
President, Chief Investment
Officer and Director                        Chairman of the Board and a director (since June 1999)
                                            and Senior Managing Director (since December 1998) of
                                            HarbourView Asset Management Corporation; a director
                                            (since July 2001) of Oppenheimer Acquisition Corp.; a
                                            director (since March 2000) of OFI Private Investments,
                                            Inc.; Chairman of the Board, Senior Managing Director
                                            and director (since February 2001) of OAM Institutional,
                                            Inc.; Trustee (since 1993) of Awhtolia College - Greece.

John M. Davis,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds
                                            Distributor, Inc.

Robert A. Densen,
Senior Vice President                       None.

Ruggero de'Rossi,
Vice President                              Formerly Chief Strategist at ING Barings (July
                                            1998 - March 2000).

Craig P. Dinsell,
Executive Vice President                    None.

Randall C. Dishmon,
Assistant Vice President                    Associate with Booz Allen & Hamilton (1998-June 2001).


Rebecca K. Dolan
Vice President                              None.

Steven D. Dombrower,
Vice President                              Vice President of OppenheimerFunds, Inc.

Bruce C. Dunbar,
Vice President                              None.

Richard Edmiston,
Assistant Vice President                    None.

Daniel R. Engstrom,
Assistant Vice President                    None.

Armand B. Erpf,
Assistant Vice President                    None.

George R. Evans,
Vice President                              None.

Edward N. Everett,
Vice President                              None.

George Fahey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Scott T. Farrar,
Vice President                              Assistant Treasurer of Oppenheimer Millennium Funds
                                            plc; an officer of other Oppenheimer funds.

Katherine P. Feld,
Vice President, Senior Counsel              Vice President OppenheimerFunds, Distributor,
                                            Inc.; Vice President, Assistant Secretary and
                                            Director of Centennial Asset Management
                                            Corporation; Vice President of Oppenheimer Real
                                            Asset Management, Inc.

Ronald H. Fielding,
Senior Vice President;
Chairman: Rochester Division                Vice President of OppenheimerFunds Distributor,
                                            Inc.; Director of ICI Mutual Insurance Company;
                                            Governor of St. John's College; Chairman of the
                                            Board of Directors of International Museum of
                                            Photography at George Eastman House.

Paul Fitzsimmons,
Assistant Vice President                    None.

P. Lyman Foster,
Senior Vice President                       Senior Vice President of OppenheimerFunds  Distributor,
                                            Inc. Formerly Vice President of Prudential Investments
                                            (August 1999-April 2000).

David Foxhoven,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds Legacy
                                            Program.

Colleen M. Franca,
Assistant Vice President                    None.

Crystal French,
Vice President                              None.


Dan P. Gangemi,
Vice President                              None.

Dan Gagliardo,
Assistant Vice President                    Formerly Assistant Vice President at Mitchell Hutchins
                                            (January 2000-October 2000).

Subrata Ghose,
Assistant Vice President                    Formerly equity analyst at Fidelity Investments (1995
                                            - March 2000).

Charles W. Gilbert,
Assistant Vice President                    None.

Alan C. Gilston,
Vice President                              None.

Jill E. Glazerman,
Vice President                              None.

Paul M. Goldenberg,
Vice President                              None.

Mike Goldverg,
Assistant Vice President                    None.

Laura Granger,
Vice President                              Formerly a portfolio manager at Fortis Advisors (July
                                            1998-October 2000).

Jeremy H. Griffiths,
Executive Vice President,
Chief Financial Officer and
Director                                    Chief Financial Officer, Treasurer and director of
                                            Oppenheimer Acquisition Corp.; Executive Vice
                                            President of HarbourView Asset Management
                                            Corporation; President and director of
                                            OppenheimerFunds International Ltd.; President.
                                            Chief Executive Officer, Chairman of the Board and
                                            director of Oppenheimer Trust Company; director of
                                            Trinity Investment Management Corp.,
                                            Secretary/Treasurer of OppenheimerFunds Legacy
                                            Program (a Colorado non-profit corporation);
                                            Executive Vice President of OFI Private
                                            Investments, Inc.; Executive Vice President of OAM
                                            Institutional, Inc. and a Member and Fellow of the
                                            Institute of Chartered Accountants.

Robert Grill,
Senior Vice President                       None.

Robert Guy,
Senior Vice President                       None.

David Hager,
Vice President                              None.

Robert Haley,
Assistant Vice President                    None.

Marilyn Hall,
Vice President                              None.

Kelly Haney,


Assistant Vice President                    None.

Thomas B. Hayes,
Vice President                              None.

Dorothy F. Hirshman,
Vice President                              None.

Merryl I. Hoffman,
Vice President and Senior Counsel           As of December 2001: Secretary of HarbourView
                                            Asset Management Corporation, OFI Private
                                            Investments, Inc. and OAM Institutional, Inc.;
                                            Assistant Secretary of OppenheimerFunds Legacy
                                            Program.

Merrell I. Hora,
Vice President                              None.

Scott T. Huebl,
Vice President                              Assistant Vice President of OppenheimerFunds Legacy
                                            Program.

Margaret Hui,
Assistant Vice President                    None.

James G. Hyland,
Assistant Vice President                    None.

Steve P. Ilnitzki,
Senior Vice President                       Formerly Vice President of Product Management at
                                            Ameritrade (until March 2000).

Kathleen T. Ives,
Vice President and Assistant Counsel        Vice President of OppenheimerFunds Distributor,
                                            Inc.; Assistant Secretary of Shareholder Financial
                                            Services, Inc. and OppenheimerFunds Legacy
                                            Program; Vice President and Assistant Secretary of
                                            Shareholder Services, Inc.; an officer of other
                                            Oppenheimer funds.

William Jaume,
Vice President                              Senior Vice President and Chief Compliance Officer
                                            (since April 2000) of HarbourView Asset Management
                                            Corporation; and of OAM Institutional, Inc. (since
                                            February 2001).

Frank V. Jennings,
Vice President                              None.

John Jennings,
Vice President                              None.

Lewis A. Kamman,
Vice President                              None.

Jennifer E. Kane,
Assistant Vice President                    None.

Lynn O. Keeshan,
Senior Vice President                       None.

Thomas W. Keffer,
Senior Vice President                       None.


Cristina J. Keller,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Michael Keogh,
Vice President                              None.

Michael P. Kirkpatrick,
Assistant Vice President                    None.

Garrett K. Kolb,
Assistant Vice President                    None.

Teresa Kong,
Assistant Vice President                    None.

Walter G. Konops,
Assistant Vice President                    None.

Avram D. Kornberg,
Senior Vice President                       None.

James Kourkoulakos,
Vice President.                             None.

Joseph Krist,
Assistant Vice President                    None.

Guy E. Leaf,
Vice President                              Vice President of Merrill Lynch (January 2000-
                                            September 2001.

Christopher M. Leavy,
Senior Vice President                       Formerly Vice President and portfolio manager at Morgan
                                            Stanley Investment Management (1997-September
                                            2000).

Dina C. Lee,
Assistant Vice President and
Assistant Counsel                           Formerly an attorney with Van Eck Global (until
                                            December 2000).

Laura Leitzinger,
Vice President                              Vice President of Shareholder Financial Services, Inc.

Michael S. Levine,
Vice President                              None.

Gang Li,
Assistant Vice President                    None.

Shanquan Li,
Vice President                              None.

Mitchell J. Lindauer,
Vice President and Assistant
General Counsel                             None.

Bill Linden,
Assistant Vice President                    None.

Malissa B. Lischin,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds


                                            Distributor, Inc Formerly an associate manager
                                            with Investment Management Analyst at Prudential
                                            (1996 - March 2000).

Reed Litcher,
Vice President                              None.

David P. Lolli,
Assistant Vice President                    None.

Daniel G. Loughran
Vice President: Rochester Division          None.

Patricia Lovett,
Vice President                              Vice President of Shareholder Financial Services,
                                            Inc. and Senior Vice President of Shareholder
                                            Services, Inc.

David M. Mabry,
Vice President                              Vice President of Oppenheimer Trust Company.

Steve Macchia,
Vice President                              None.

Marianne Manzolillo,
Assistant Vice President                    Formerly Vice President for DLJ High Yield Research
                                            Department (February 1993 - July 2000).

Philip T. Masterson,
Vice President and
Assistant Counsel                           None.

Lisa Migan,
Assistant Vice President                    None.

Andrew J. Mika,
Senior Vice President                       None.

Joy Milan,
Vice President                              None.

Denis R. Molleur,
Vice President and
Senior Counsel                              An officer of other Oppenheimer funds.

Nikolaos D. Monoyios,
Vice President                              None.

John Murphy,
Chairman, President, Chief Executive
Officer and Director                        Director of OppenheimerFunds Distributor, Inc.,
                                            President of Centennial Asset Management
                                            Corporation, HarbourView Asset Management
                                            Corporation, Trinity Investments Management
                                            Corporation, OFI Private Investments, Inc., OAM
                                            Institutional, Inc. and Tremont Advisers, Inc.;
                                            President and Director of Oppenheimer Acquisition
                                            Corp., Oppenheimer Partnership Holdings, Inc.,
                                            Oppenheimer Real Asset Management, Inc.; Chairman
                                            and Director of Shareholder Financial Services,
                                            Inc. and Shareholder Services, Inc.; President and
                                            a trustee of other Oppenheimer funds; Executive
                                            Vice President of MassMutual Life Insurance
                                            Company; director of DLB


                                            Acquisition Corp.

Thomas J. Murray,
Vice President                              None.

Kenneth Nadler,
Vice President                              None.

David Negri,
Senior Vice President                       Senior Vice President of HarbourView Asset Management
                                            Corporation.

Richard Nichols,
Vice President                              None.

Barbara Niederbrach,
Assistant Vice President                    None.

Robert A. Nowaczyk,
Vice President                              None.

Raymond C. Olson,
Assistant Vice President                    Assistant Vice President and Treasurer of
                                            OppenheimerFunds Distributor, Inc.; Treasurer of
                                            Centennial Asset Management Corporation.

Mark Paris,
Assistant Vice President                    None.

Frank J. Pavlak,
Vice President                              None.

David P. Pellegrino,
Vice President                              None.

Allison C. Pells,
Assistant Vice President                    None.

James F. Phillips,
Vice President                              None.

Raghaw Prasad,
Assistant Vice President

Jane C. Putnam,
Vice President                              None.

Michael E. Quinn,
Vice President                              None.

Julie S. Radtke,
Vice President                              None.

Norma J. Rapini,
Assistant Vice President:
Rochester Division                          None.

Thomas P. Reedy,
Vice President                              Vice President (since April 1999) of HarbourView Asset
                                            Management Corporation.

Kristina Richardson,
Assistant Vice President                    None.


David Robertson,
Senior Vice President                       Senior Vice President of OppenheimerFunds Distributor,
                                            Inc. Formerly Director of Sales & Marketing at Schroder
                                            Investment Management North America (March 1998-March
                                            2000).

Rob Robis,
Assistant Vice President                    None.

Antoinette Rodriguez,
Assistant Vice President                    None.

Jeffrey S. Rosen,
Vice President                              None.

Richard H. Rubinstein,
Senior Vice President                       None.

James H. Ruff,
Executive Vice President                    President and director of  OppenheimerFunds
                                            Distributor,  Inc. and Centennial  Asset Management
                                            Corporation; Executive Vice President of OFI Private
                                            Investments, Inc.

Andrew Ruotolo
Executive Vice President                    President and director of Shareholder Services, Inc. and
                                            Shareholder  Financial Services, Inc.

Rohit Sah,
Assistant Vice President                    None.

Valerie Sanders,
Vice President                              None.

Jeffrey R. Schneider,
Vice President                              None.

Ellen P. Schoenfeld,
Vice President                              None.

Scott A. Schwegel,
Assistant Vice President                    None.

Allan P. Sedmak
Assistant Vice President                    None.

Jennifer L. Sexton,
Vice President                              Vice President of OFI Private Investments, Inc.

Martha A. Shapiro,
Vice President                              None.

Steven J. Sheerin,
Vice President                              Formerly consultant with Pricewaterhouse Coopers
                                            (November 2000-May 2001) prior to which he was a
                                            Vice President of Merrill Lynch Pierce Fenner &
                                            Smith, Inc. (July 1998-October 2000).

Bonnie Sherman,
Assistant Vice President                    None.

David C. Sitgreaves,


Assistant Vice President                    None.

Enrique H. Smith,
Assistant Vice President                    Formerly a business analyst with Goldman Sachs (August
                                            1999-August 2001).

Richard A. Soper,
Vice President                              None.

Louis Sortino,
Assistant Vice President:
Rochester Division                          None.

Keith J. Spencer,
Vice President                              None.

Cathleen R. Stahl,
Assistant Vice President                    Assistant Vice President and Manager of Women &
                                            Investing Program.

Richard A. Stein,
Vice President: Rochester Division          None.

Arthur P. Steinmetz,
Senior Vice President                       Senior Vice President of HarbourView Asset Management
                                            Corporation.

Jayne M. Stevlingson,
Vice President                              None.

Gregory J. Stitt,
Vice President                              None.

John P. Stoma,
Senior Vice President                       Senior Vice President of OppenheimerFunds
                                            Distributor, Inc.

Wayne Strauss,
Assistant Vice President:
Rochester Division                          None.

Michael Stricker,
Vice President

Deborah A. Sullivan,
Assistant Vice President,
Assistant Counsel                           Since December 2001, Secretary of Oppenheimer
                                            Trust Company. Formerly, Associate General
                                            Counsel, Chief Compliance Officer, Corporate
                                            Secretary and Vice President of Winmill & Co. Inc.
                                            (formerly Bull & Bear Group, Inc.), CEF Advisers,
                                            Inc. (formerly Bull & Bear Advisers, Inc.),
                                            Investor Service Center, Inc. and Midas Management
                                            Corporation (November 1997 - March 2000).

Mary Sullivan,
Assistant Vice President                    None.

Kevin L. Surrett,
Assistant Vice President                    None.

Susan B. Switzer,
Vice President                              None.


Anthony A. Tanner,
Vice President: Rochester Division          None.

Paul Temple,
Vice President

Eamon Tubridy,
Assistant Vice President                    None.

James F. Turner,
Vice President                              Formerly portfolio manager for Technology Crossover
                                            Ventures (May 2000-March 2001); Assistant Vice President
                                            and Associate Portfolio Manager (August 1999-May 2000)
                                            for OppenheimerFunds, Inc.

Cameron Ullyat,
Assistant Vice President                    None.

Mark S. Vandehey,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.,
                                            Centennial Asset Management Corporation and Shareholder
                                            Services, Inc.

Maureen Van Norstrand,
Assistant Vice President                    None.

Phillip F. Vottiero,
Vice President                              None.

Samuel Sloan Walker,
Vice President                              Vice President of HarbourView Asset Management
                                            Corporation.

Teresa M. Ward,
Vice President                              Vice President of OppenheimerFunds Distributor, Inc.

Darrin L. Watts,
Assistant Vice President                    None.

Jerry A. Webman,
Senior Vice President                       Senior Vice President of HarbourView Asset Management
                                            Corporation.

Christopher D. Weiler,
Assistant Vice President:
Rochester Division                          None.

Barry D. Weiss,
Vice President                              None.

Christine Wells,
Vice President                              None.

Joseph J. Welsh,
Vice President                              None.

Catherine M. White,
Assistant Vice President                    Assistant Vice President of OppenheimerFunds
                                            Distributor, Inc. Formerly, Assistant Vice President
                                            with Gruntal & Co. LLC (September 1998 - October 2000);
                                            member of the American Society of Pension Actuaries
                                            (ASPA) since 1995.


William L. Wilby,
Senior Vice President                       Senior Vice President (since May 1999) of HarbourView
                                            Asset Management Corporation.

Donna M. Winn,
Senior Vice President                       President, Chief Executive Officer and Director of OFI
                                            Private Investments, Inc.; Director and President of
                                            OppenheimerFunds Legacy Program; Senior Vice President
                                            of OppenheimerFunds Distributor, Inc.

Kenneth Winston,
Senior Vice President                       Principal at Richards & Tierney, Inc. (until June 2001).

Brian W. Wixted,
Senior Vice President and
Treasurer                                   Treasurer of HarbourView Asset Management Corporation;
                                            OppenheimerFunds International Ltd., Oppenheimer
                                            Partnership Holdings, Inc., Oppenheimer Real Asset
                                            Management Corporation, Shareholder Services, Inc.,
                                            Shareholder Financial Services, Inc., OFI Private
                                            Investments, Inc. and OAM Institutional, Inc.; Treasurer
                                            and Chief Financial Officer of Oppenheimer Trust
                                            Company; Assistant Treasurer of Oppenheimer Acquisition
                                            Corp. and OppenheimerFunds Legacy Program; an officer of
                                            other Oppenheimer funds.

Carol Wolf,
Senior Vice President                       An officer of certain Oppenheimer funds; serves on the
                                            Board of Chinese Children Adoption International Parents
                                            Council, Supporters of Children, and the Advisory Board
                                            of Denver Children's Hospital Oncology Department.

Kurt Wolfgruber,
Senior Vice President                       Director of Tremont Advisers, Inc. (as of January 2002).

Caleb C. Wong,
Vice President                              None.

Edward C. Yoensky,
Assistant Vice President                    None.

Robert G. Zack
Senior Vice President and
General Counsel                             General Counsel and Director of OppenheimerFunds
                                            Distributor, Inc.; General Counsel of Centennial Asset
                                            Management Corporation; Senior Vice President and
                                            General Counsel of HarbourView Asset Management
                                            Corporation and OAM Institutional, Inc.; Senior Vice
                                            President, General Counsel and Director of Shareholder
                                            Financial Services, Inc., Shareholder Services, Inc.,
                                            OFI Private Investments, Inc. and Oppenheimer Trust
                                            Company; Vice President and Director of Oppenheimer
                                            Partnership Holdings, Inc.; Secretary of OAC Acquisition
                                            Corp.; Director and Assistant Secretary of
                                            OppenheimerFunds International Ltd.; Director of
                                            Oppenheimer Real Asset Management, Inc.; Vice President
                                            of OppenheimerFunds Legacy Program; an officer of other
                                            Oppenheimer funds.


Jill Zachman,
Vice President: Rochester Division          None.

Neal A. Zamore,
Vice President                              Formerly (until May 2000) Vice President at GE Capital.

Mark D. Zavanelli,
Vice President                              None.

Alex Zhou,
Assistant Vice President                    None.

Arthur J. Zimmer,
Senior Vice President                       Senior Vice President (since April 1999) of HarbourView
                                            Asset Management Corporation.

Susan Zimmerman,
Vice President                              None.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OAM Institutional, Inc. and Oppenheimer Trust Company is 498 Seventh Avenue, New York, New York 10018.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring Street, Bellefonte, Pennsylvania 16823.

C.       SUB-ADVISER--Boston Safe Advisors, Inc.

              Boston Safe Advisors, Inc. is the investment sub-adviser of the Municipal Funds and the Strategic Income Fund; it and certain subsidiaries and affiliates act in the same capacity to other investment companies. There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Boston Safe Advisors, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Note that (i) unless otherwise indicated, the business address of all of the following persons and entities is 200 Park Avenue, New York, NY 10166; and (ii) the information is provided only for each "principal executive" officer and each director.

NAME AND CURRENT POSITION                            OTHER BUSINESS AND CONNECTIONS
WITH BOSTON SAFE ADVISORS, INC.                      DURING THE PAST TWO YEARS
-------------------------------                      ----------------------------------
Thomas F. Eggers
Chief Executive Officer and Chairman                 President of The Dreyfus Corporation since 10/01,
                                                     Vice Chairman thereof from 1/99 to10/01 and
                                                     Director since 1/99; Chairman and Chief Executive
                                                     Officer of Dreyfus Service Corporation since 3/00;
                                                     Member of the Board of Managers of Founders Asset
                                                     Management LLC (2930 East Third Avenue, Denver,
                                                     Colorado 80206) since 2/99; Director of Dreyfus
                                                     Investment Advisors, Inc. since 1/00; Director of
                                                     Dreyfus Service Organization, Inc. since 3/99;
                                                     Director of Dreyfus Insurance Agency of
                                                     Massachusetts, Inc. (53 State Street, Boston,
                                                     Massachusetts 02109) since 3/99.

Thomas E. Winnick
President and Director                               Executive Vice President and Director of Dreyfus
                                                     Service Corporation since 8/01. Senior Vice
                                                     President of Dreyfus Service Corporation from 5/98
                                                     to 8/01.

J. Bret Young
Executive Vice President and
Chief                                                Operating Officer Senior Vice President/National
                                                     Sales Manager for the separate accounts division
                                                     of Dreyfus Service Corporation since 9/00 and
                                                     National Accounts Manager from 1/00 to 8/00;
                                                     Senior Vice President of Sales Development of
                                                     Seligman Advisors


                                                     (100 Park Avenue, New York, New York 10017) from
                                                     1997 until 1/00.

William H. Maresca
Chief Financial Officer and Director                 Controller of The Dreyfus Corporation since 9/98;
                                                     Chief Financial Officer of The Dreyfus Trust
                                                     Company (144 Glenn Curtiss Boulevard, Uniondale,
                                                     New York 11556-0144) since 3/99, Treasurer thereof
                                                     since 9/98 and Director thereof since 3/97; Chief
                                                     Financial Officer of Dreyfus Service Corporation
                                                     since 12/98 and Director thereof since 8/00;
                                                     Treasurer of Dreyfus Consumer Credit Corp. since
                                                     10/98; Treasurer of Dreyfus Investment Advisors,
                                                     Inc. since 10/98; Vice President of
                                                     Dreyfus-Lincoln, Inc. (4500 New Linden Hill Road
                                                     Wilmington, Delaware 19808) since 10/98; Vice
                                                     President of The Truepenny Corporation since
                                                     10/98; Vice President of The Trotwood Corporation
                                                     since 10/98; Vice President of Trotwood Hunters
                                                     Corporation since 10/98; Vice President of
                                                     Trotwood Hunters Site A Corp. since 10/98; Chief
                                                     Financial Officer of Dreyfus Transfer, Inc. (One
                                                     American Express Plaza, Providence, RI 02903)
                                                     since 5/98; Treasurer of Dreyfus Service
                                                     Organization, Inc. since 3/99; Assistant Treasurer
                                                     of Dreyfus Insurance Agency of Massachusetts (53
                                                     State Street, Boston, Massachusetts 02109) since
                                                     5/98.

J. Charles Cardona
Director                                             Executive Vice President of Dreyfus Service
                                                     Corporation since 2/97 and Director thereof since
                                                     8/00.


Anthony DeVivio
Director                                             Executive Vice President and Director of Dreyfus
                                                     Service Corporation since 5/99; Director of The
                                                     Dreyfus Trust Company (144 Glenn Curtiss
                                                     Boulevard, Uniondale, New York 11556-0144) since
                                                     3/02.

Michael G. Millard
Director                                             Vice Chairman of The Dreyfus Corporation since
                                                     10/01 and Director thereof since 7/01; Executive
                                                     Vice President and Director of Dreyfus Service
                                                     Corporation since 8/00, Senior Vice President
                                                     thereof from 3/00 to 8/00 and Executive Vice
                                                     President of its Dreyfus Investments Division from
                                                     3/98 to 3/00.

J. David Officer
Director                                             Vice Chairman of The Dreyfus Corporation since
                                                     2/98 and Director thereof since 5/98; President of
                                                     Dreyfus Service Corporation since 3/00, Executive
                                                     Vice President thereof from 5/98 to 3/00 and
                                                     Director thereof since 3/99; Director of Dreyfus
                                                     Service Organization since 3/99; Director of
                                                     Dreyfus Insurance Agency of Massachusetts (53
                                                     State Street, Boston, Massachusetts 02109) since
                                                     5/98; Director of Seven Six Seven Agency, Inc.
                                                     since 10/98; Director of Mellon Residential
                                                     Funding Corp. (One Mellon Bank Center, Pittsburgh,
                                                     Pennsylvania 15258) since 4/97; Director of Mellon
                                                     Trust of Florida, N.A. (2875 Northeast 191st
                                                     Street North Miami Beach, Florida 33180) since
                                                     8/97; Executive Vice President of Mellon Bank,
                                                     N.A. (One Mellon Bank Center, Pittsburgh,
                                                     Pennsylvania 15258) since 7/96; Vice Chairman of
                                                     The Boston Company, Inc. (One Boston Place,
                                                     Boston, Massachusetts, 02108) since


                                                     1/97 and Director thereof since 7/96; President and
                                                     Director of RECO, Inc. (One Boston Place, Boston,
                                                     Massachusetts, 02108) since 11/96; Director of
                                                     Boston Safe Deposit and Trust Company One Boston
                                                     Place, Boston, Massachusetts, 02108) since 7/96;
                                                     Director of Mellon Trust of New York (1301 Avenue
                                                     of the Americas New York, New York 10019) since
                                                     6/96; Director of Mellon Trust of California (400
                                                     South Hope Street Suite 400 Los Angeles,
                                                     California 90071) since 6/96; Director of Mellon
                                                     United National Bank (1399 SW 1ST Ave., Suite 400
                                                     Miami, Florida) since 3/98; Director of Boston
                                                     Group Holdings, Inc. (One Boston Place, Boston,
                                                     Massachusetts, 02108) since 12/97; Director of
                                                     Dreyfus Financial Services Corp. since 9/96;
                                                     Director of Dreyfus Investment Services
                                                     Corporation since 4/96; Director of Dreyfus
                                                     Brokerage Services, Inc. (6500 Wilshire Boulevard,
                                                     8th Floor, Los Angeles, California 90048) from
                                                     3/99 to 1/02.

Irene Papadoulis
Director                                             Executive Vice President of Dreyfus Service
                                                     Corporation since 10/00 and Director thereof since
                                                     10/01.

D.       SUB-ADVISER--Pilgrim Baxter & Associates, Ltd.

              Pilgrim Baxter & Associates, Ltd. is the investment sub-adviser of the Value Fund. There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each of its officers and directors is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

NAME AND PRINCIPAL                      BUSINESS EXPERIENCE
BUSINESS ADDRESS
Harold J. Baxter                        Chairman, Director, and Chief Executive
                                        Officer of Pilgrim Baxter & Associates,
                                        Ltd., 10/01 to present
1400 Liberty Ridge Drive
Wayne, PA 19087                         Chairman, Director, Chief Executive
                                        Officer and Executive Committee Member
                                        of Pilgrim Baxter & Associates, Ltd.,
                                        1/01 to 10/01

                                        Chairman, Director and Chief Executive
                                        Officer of Pilgrim Baxter Private Equity
                                        Advisors, Inc., 11/00 to present

                                        Trustee, PBA Funding, Inc., 7/98 to 1/99

                                        Chairman and Director of PBHG Advisor
                                        Funds, Inc., 4/98 to 4/99

                                        Trustee of PBHG Fund Distributors, 12/97 to present

                                        Trustee and Chairman of PBHG Insurance
                                        Series Fund, 3/97 to present

                                        Chairman, Director and Chief Executive
                                        Officer of Pilgrim Baxter Value
                                        Investors, Inc., 10/96 to present

                                        Trustee of PBHG Fund Services, 7/96 to
                                        present

                                        Trustee and Chairman of PBHG Funds,
                                        11/95 to present

                                        Chairman, Director and Chief Executive
                                        Officer of Pilgrim Baxter & Associates,
                                        Ltd., 4/95 to 12/00

                                        President, Director and Chief Executive
                                        Officer of Pilgrim Baxter & Associates,
                                        Ltd. and its predecessors, 8/85 to 3/95


Gary L. Pilgrim                         President and Director of Pilgrim Baxter
                                        & Associates, Ltd., 7/01 to present

1400 Liberty Ridge Drive                President and Director of Pilgrim Baxter
Wayne, PA 19087                         Private Equity Advisors, Inc., 11/00 to
                                        present

                                        President and Director of Pilgrim Baxter
                                        Value Investors, Inc., 12/98 to present

                                        President, Chief Investment Officer and
                                        Director of Pilgrim Baxter & Associates,
                                        Ltd., 12/98 to 7/01

                                        President of PBHG Advisor Funds, Inc.,
                                        4/98 to 4/99

                                        Chief Investment Officer and Director of
                                        Pilgrim Baxter & Associates, Ltd., 12/97
                                        to 11/98

                                        President of PBHG Insurance Series Fund,
                                        3/97 to present

                                        Chief Investment Officer, Treasurer and
                                        Director of Pilgrim Baxter & Associates,
                                        Ltd., 10/97 to 11/97

                                        President, Treasurer, Chief Investment
                                        Officer and Director of Pilgrim Baxter &
                                        Associates, Ltd., 12/96 to 9/97

                                        Director of Pilgrim Baxter Value
                                        Investors, Inc., 7/96 to 11/98

                                        Trustee of PBHG Fund Services, 7/96 to
                                        present

                                        President of PBHG Funds, 11/95 to
                                        present

                                        President, Chief Investment Officer,
                                        Treasurer, Secretary and Director of
                                        Pilgrim Baxter & Associates, Ltd., 4/95
                                        to 11/96

                                        Secretary, Treasurer, Chief Investment
                                        Officer and Director of Pilgrim Baxter &
                                        Associates, Ltd. and its predecessors,
                                        1/87 to 3/95


Richard F. Goulding                     Director of Pilgrim Baxter & Associates,
                                        Ltd., 1/01 to present

One International Place                 Director of eSecLending, 12/01 to
44th Floor                              present
Boston, MA 02110
                                        Executive Vice President, Chief
                                        Financial Officer, Treasurer and
                                        Director of Old Mutual (US) Holdings,
                                        Inc., 10/01 to present

                                        Director of Old Mutual Asset Managers
                                        (US), LLC, 10/01 to present

                                        Chairman of the Advisory Board and
                                        Director (designate) of Granularity
                                        Ltd., 8/01 to present

                                        Director of Avalanche Technology, Inc.,
                                        8/01 to present

                                        Executive Vice President and Director of
                                        United Asset Management, 2/01 to 10/01

                                        Executive Vice President of Old Mutual
                                        Financial Services (UK) plc, 1/01 to
                                        present


                                        Global Head of Programme and Resource
                                        Management, Chief Operating Officer -
                                        Europe, Middle East & Africa, Member of
                                        the Executive Board, UBS Warburg,
                                        Chairman of the UBS Warburg Operating
                                        Committee and Member of the Global Risk
                                        Management & Governance Committees of
                                        UBS Warburg/SBC Warburg , 3/99 to 11/00

                                        Global Head of Programme and Resource
                                        Management, Chief Operating Officer -
                                        Europe, Middle East & Africa, Chairman
                                        of the UBS Warburg Operating Committee
                                        and Member of the Global Risk Management
                                        & Governance Committees of UBS
                                        Warburg/SBC Warburg , 9/97 to 3/99

                                        Head of Risk Policy and Systems of SBC
                                        Group, 11/96 to 9/97

                                        Various positions in Credit Risk,
                                        culminating in Global Head of Credit
                                        Risk Management of SBC (Swiss Bank
                                        Corporation) Warburg, 5/92 to 9/97

                                        Group Finance Director of Astra Holdings
                                        Plc, 12/91 to 3/92

                                        European Treasurer of Bankers Trust
                                        Company, 12/90 to 12/91

                                        Business Analysis Director, Midland
                                        Group Head Office of Midland Bank Group,
                                        2/90 to 12/90

                                        Business Development Director, Midland
                                        Montagu, Global Head of Product/Business


                                        Unit Control and Global Head of Planning and Budgeting, Midland Montagu of
                                        Midland Bank Group, 3/88 to 2/90

                                        Finance and Administration Director,
                                        Greenwell Montagu Securities of Midland
                                        Bank Group, 9/86 to 12/88

                                        Business Administration Manager,
                                        Offshore Funds Division and Financial
                                        Controller Prudential Venture Capital of
                                        Prudential Portfolio Managers, Ltd.,
                                        3/85 to 9/86

                                        Audit Senior of Arthur Andersen & Co.,
                                        1/81 to 3/85



John C.W. Kent                          Director of Pilgrim Baxter & Associates,
                                        Ltd., 10/01 to present

Lansdowne House, 3rd Floor              Director of Sumisei Global Investment
57 Berkeley Square                      Trust, 6/00 to present; Director of Old
London, W1X 5DH                         Mutual (US) Holdings, Inc., 11/00 to
England                                 present

                                        Director of Gerrard & King Limited, 5/00
                                        to 2/01

                                        Director of Old Mutual Financial
                                        Services (UK) Plc, 2/00 to 10/01

                                        Director of Global Edge Technologies
                                        (Pty), Ltd., 2/00 to 7/01

                                        Director of Old Mutual Securities
                                        Limited, 11/99 to present

                                        Director of Old Mutual Berkeley Square
                                        Limited, 4/99 to present

                                        Director of Mainpower, Plc, 11/98 to
                                        12/98

                                        Director of Jead Limited, 11/98 to 12/98

                                        Director of The Energy Group (North
                                        America) Limited, 2/98 to 12/98

                                        Director of the Energy Group
                                        International Limited, 11/97 to 10/98

                                        Director of The Energy Group
                                        International Ltd., 1994 to present

                                        Senior In-House Corporate Finance
                                        Manager of British Telecom, PLC, 1993 to
                                        1994

                                        Main Board Director of Lloyds Merchant
                                        Bank, 1986 to 1993

                                        Principal of HM Treasury and DTI, 1978
                                        to 1985


Scott F. Powers                         Director of Pilgrim Baxter & Associates,
                                        Ltd. 10/01 to present

One International Place                 Director of eSecLending, 12/01 to
44th Floor                              present
Boston, MA 02110
                                        Director of Provident Investment
                                        Counsel, Inc., 10/01 to present

                                        Director of Barrow, Hanley, Mewhinney &
                                        Strauss, 10/01 to present

                                        Director of Dwight Asset Management
                                        Company, 10/01 to present

                                        Director of NWQ Investment Management
                                        Company, 10/01 to present

                                        Director of Clay Finlay, Inc., 10/01 to
                                        present

                                        Director of Acadian Asset Management,
                                        Inc., 10/01 to present

                                        Director of Analytic Investors, Inc.,
                                        10/01 to present

                                        Chief Executive Officer and Director of
                                        Old Mutual (US) Holdings, Inc. and Old
                                        Mutual Asset Managers (US) LLC, 10/01 to present

                                        Chief Executive Officer of Old Mutual
                                        (US) Holdings, Inc. and Old Mutual Asset
                                        Managers (US), LLC, 9/01 to 10/01;
                                        Executive Vice President of Sales,
                                        Marketing and Product Development of
                                        Mellon Institutional, 12/99 to 9/01

                                        Chief Operating Officer of Boston
                                        Company Asset Management, 7/89 to 12/99


Michael S. Sutton                       Senior Vice President and Chief
                                        Investment Officer of Pilgrim Baxter &
                                        Associates, Ltd., 10/01 to present
1400 Liberty Ridge Drive
Wayne, PA 19087                         Chief Investment Officer of Pilgrim
                                        Baxter Private Equity Advisors, Inc.,
                                        7/01 to present

                                        Chief Investment Officer of Pilgrim
                                        Baxter Value Investors, Inc., 7/01 to
                                        present

                                        Senior Vice President, Chief Investment
                                        Officer, and Executive Committee Member
                                        of Pilgrim Baxter & Associates, Ltd.,
                                        7/01 to 10/01

                                        Vice President - Portfolio
                                        Manager/Analyst of Pilgrim Baxter &
                                        Associates, Ltd., 9/99 to 7/01

                                        Portfolio Manager of Loomis Sayles, 9/92 to 9/99;


                                        Portfolio Manager of Stein Roe
                                        & Farnham, 8/87 to 9/92

Brian F. Bereznak                       Senior Vice President, Distribution of
                                        Pilgrim Baxter & Associates, Ltd., 10/01
                                        to present
1400 Liberty Ridge
Drive
Wayne, PA 19087                         Senior Vice President, Distribution and
                                        Executive Committee Member of Pilgrim
                                        Baxter & Associates, Ltd., 1/01 to 10/01

                                        Senior Vice President of Pilgrim Baxter
                                        & Associates, Ltd., 3/00 to 12/00

                                        President of PBHG Fund Services, 7/95 to
                                        3/00

                                        Chief Operating Officer of Pilgrim
                                        Baxter & Associates, Ltd., 4/95 to 12/96

                                        Director and Chief Operating Officer of
                                        Pilgrim Baxter & Associates, Ltd., 9/93
                                        to 4/95

                                        Director and Director of Research of
                                        Pilgrim Baxter & Associates, Ltd., 11/90
                                        to 8/93

                                        Analyst of Pilgrim Baxter & Associates,
                                        Ltd., 8/87 to 11/90

                                        Equity Analyst of Provident National
                                        Bank, 8/83 to 8/87


Eric C. Schneider                       Senior Vice President, Chief Financial
                                        Officer and Director of Pilgrim Baxter &
1400 Liberty Ridge                      Associates, Ltd., 10/01 to present
Drive
Wayne, PA 19087                         Senior Vice President, Chief Financial
                                        Officer, Director and Executive
                                        Committee Member of Pilgrim Baxter &
                                        Associates, Ltd., 1/01 to 10/01

                                        Chief Financial Officer, Treasurer and
                                        Director of Pilgrim Baxter Value
                                        Investors, Inc., 1/01 to present

                                        Chief Financial Officer and Treasurer of
                                        Pilgrim Baxter Private Equity Advisors,
                                        Inc., 11/00 to present

                                        President of PBA Funding, Inc., 12/98 to
                                        1/99

                                        Chief Financial Officer and Treasurer of
                                        Pilgrim Baxter & Associates, Ltd., 1/98
                                        to present

                                        Chief Financial Officer and Treasurer of
                                        Pilgrim Baxter Value Investors, Inc.,
                                        1/98 to 12/00

                                        Chief Financial Officer of Pilgrim
                                        Baxter


                                        Value Investors, Inc., 10/96 to
                                        12/97

                                        Trustee of PBHG Fund Distributors, 12/97 to present

                                        Chief Financial Officer and Treasurer of
                                        PBHG Fund Services, 7/96 to present

                                        Chief Financial Officer of Pilgrim
                                        Baxter & Associates, Ltd., 2/96 to 12/97

                                        Partner of Sacco, Sweeney & Schneider,
                                        1/86 to 1/96

Stephen M. Wellman                      Senior Vice President and Chief
                                        Administrative Officer of Pilgrim Baxter
                                        & Associates, Ltd., 10/01 to present

                                        Senior Vice President, Chief
                                        Administrative Officer and Executive
                                        Committee Member of Pilgrim Baxter &
                                        Associates, Ltd., 1/01 to 10/01

                                        Director of Operations of Pilgrim Baxter
                                        Value Investors, Inc., 12/98 to 12/00

                                        Director of Operations of Pilgrim Baxter
                                        & Associates, Ltd., 11/93 to 12/00

                                        Senior Investment Analyst of CMS
                                        Companies, 11/89 to 10/93

                                        Senior Consultant of Deloitte Haskins &
                                        Sells, 9/85 to 10/89

John M. Zerr                            Senior Vice President, General Counsel,
                                        and Secretary of Pilgrim Baxter &
                                        Associates, Ltd., 10/01 to present

                                        Senior Vice President, General Counsel,
                                        Secretary, and Executive Committee
                                        Member of Pilgrim Baxter & Associates,
                                        Ltd., 1/01 to 10/01

                                        Chief Legal Officer, General Counsel and
                                        Secretary of Pilgrim Baxter Private
                                        Equity Advisors, Inc., 11/00 to present

                                        Secretary of PBA Funding, Inc., 7/98 to
                                        1/99

                                        Vice President and Secretary of PBHG
                                        Advisor Funds, Inc., 4/98 to 4/99

                                        General Counsel and Secretary of PBHG
                                        Fund Distributors, 1/98 to present

                                        Vice President and Secretary of PBHG
                                        Insurance Series Fund, Inc., 3/97 to
                                        present

                                        Vice President and Secretary of The PBHG
                                        Funds Inc., 11/96 to present

                                        General Counsel and Secretary of PBHG
                                        Fund


                                        Services, 11/96 to present

                                        General Counsel and Secretary of Pilgrim
                                        Baxter Value Investors, Inc., 11/96 to
                                        present

                                        General Counsel and Secretary of Pilgrim
                                        Baxter & Associates, Ltd., 11/96 to
                                        12/00

                                        Vice President and Assistant Secretary
                                        of Delaware Management Company, Inc.,
                                        7/95 to 10/96

                                        Associate, Ballard Spahr Andrews &
                                        Ingersoll, 6/87 to 6/95

Samuel H. Baker                         Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter & Associates, Ltd.,
1400 Liberty Ridge                      3/96 to present
Drive
Wayne, PA 19087                         Registered Representative of PBHG Fund
                                        Distributors, 7/98 to present

                                        Registered Representative of SEI
                                        Investment Distribution Co., 5/96 to
                                        6/98


                                        Portfolio Manager of Allen & Company,
                                        Inc., 1/90 to 2/96

Brian C. Dillon                         Vice President and Chief Compliance Officer
                                        of Pilgrim Baxter & Associates, Ltd.,
1400 Liberty Ridge                      4/01 to present
Drive
Wayne, PA 19087                         Chief Compliance Officer of Pilgrim Baxter
                                        Value Investors, Inc., 4/01 to present

                                        Chief Compliance Officer of Pilgrim
                                        Baxter Private Equity Advisors, Inc.,
                                        4/01 to present

                                        Chief Compliance Officer of PBHG Fund
                                        Distributors, 4/01 to present

                                        Vice President and Senior Compliance
                                        Officer of Delaware Investments,
                                        Delaware Management Business Trust,
                                        Delaware Capital Management, Inc.,
                                        Delaware Distributors, L.P., 8/95 to
                                        4/01

                                        Vice President and Senior Compliance
                                        Officer of Corestates Bank N.A. and
                                        Corestates Securities Corp., 11/88 to
                                        8/95

Jerome J. Heppelmann                    Vice President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter Value Investors, Inc.,
1400 Liberty Ridge                      11/97 to present
Drive
Wayne, PA 19087                         Vice President Marketing/Client Service
                                        of Pilgrim Baxter & Associates, Ltd.,
                                        10/94 to 10/97

                                        Associate in the Investment Advisory
                                        Group


                                        of SEI Investments Company, 2/93 to 9/94

Gregory P. Chodaczek                    Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter & Associates, Ltd., 10/01
1400 Liberty Ridge                      to present
Drive
Wayne, PA 19087                         Research Analyst of Pilgrim Baxter &
                                        Associates, Ltd., 8/98 to 10/01

                                        Senior Financial Analyst of Scientific
                                        Atlanta, 10/96 to 8/98


Michael K. Ma                           Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter & Associates, Ltd., 6/00
1400 Liberty Ridge                      to present
Drive
Wayne, PA 19087                         Technology Research Analyst of Pilgrim
                                        Baxter & Associates, Ltd., 10/99 to
                                        6/00

                                        Assistant Vice-President/Associate
                                        -Telecommunications Research Group of
                                        Deutsche Bank Securities, Inc., 4/97 to
                                        9/99

                                        Financial Officer, Personal Investments
                                        of the United States Trust Company of
                                        New York, 7/95 to 3/97

                                        Financial Officer, Institutional
                                        Investments of the United States Trust
                                        Company of New York, 5/94 to 7/95

                                        Research Assistant of the United States
                                        Trust Company of New York, 3/93 to 5/94

Raymond J. McCaffrey                    Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter Value Investors, Inc.,
1400 Liberty Ridge                      4/97 to present
Drive
Wayne, PA 19087                         Equity Analyst and Portfolio Manager of
                                        Pitcairn Trust Company, 1/96 to 4/97

                                        Equity Analyst and Portfolio Manager of
                                        Cypress Capital Management, 7/92 to 1/96

                                        Equity/ Fixed Income Analyst of Penn
                                        Mutual Life Insurance, 3/90 to 7/92

Erin A. Piner                           Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter & Associates, Ltd.,
1400 Liberty Ridge                      10/98 to present
Drive
Wayne, PA 19087                         Analyst of Pilgrim Baxter & Associates,
                                        Ltd., 6/96 to 9/98

                                        Securities Trader of Pilgrim Baxter &
                                        Associates, Ltd., 8/95 to 5/96

                                        Registered Representative and Sales
                                        Assistant of Paine Webber Inc., 1/95 to
                                        7/95

                                        Registered Representative and Sales
                                        Assistant of Kidder, Peabody & Company,


                                        Inc., 9/92 to 12/94


James M. Smith                          Vice-President - Portfolio Manager/Analyst
                                        of Pilgrim Baxter & Associates, Ltd.,
1400 Liberty Ridge                      1/96 to present
Drive
Wayne, PA 19087                         Portfolio Manager of Pilgrim Baxter &
                                        Associates, Ltd., 10/93 to 12/95

                                        Portfolio Manager of Selected Financial
                                        Services, 8/92 to 6/93

                                        Portfolio Manager of Sears Investment
                                        Management, 3/78 to 7/92

E.   SUB-ADVISER--Madison Investment Advisors, Inc.

          Madison Investment Advisors, Inc. is the investment sub-adviser of the Balanced and Strategic Growth Funds. There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each of its officers and directors is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                       POSITION WITH ADVISOR        OTHER BUSINESS
----                       ---------------------        --------------
Madison Investment                                      Madison Investment Advisors, Inc. controls is subsidiaries
Investment                        N/A                   Madison Mosaic, LLC, 550 Science Drive, Madison, WI 53711 and
Advisors, Inc.                                          Madison Scottsdale, LC, 8777 N. Gainey Center Drive, Scottsdale,
                                                        AZ 85258 (both federally registered investment advisors) and
                                                        Mosaic Funds Distributor, LLC, 8777 N. Gainey Center Drive,
                                                        Scottsdale, AZ 85258 (a limited purpose registered
                                                        broker-dealer).

Frank E. Burgess           President and Director       Vice President of Madison Mosaic, LLC, and Trustee of Mosaic
                                                        Equity, Income, Tax-Free and Government Money Market Trusts (the
                                                        "Mosaic Funds"), all at 550 Science Drive, Madison, WI 53711;

Katherine L. Frank         Vice President and           Member of Madison Scottsdale, LC, 8777 N. Gainey Center Drive,
                           Principal                    Scottsdale, AZ 85258. President of Madison Mosaic, LLC, and
                                                        Trustee of the Mosaic Funds, all at 550 Science Drive,
                                                        Madison, WI 53711.

Jay R. Sekelsky            Vice President and           Vice President of Madison Mosaic, LLC, 550 Science Drive,
                           Principal                    Madison, WI 53711.

Chris Berberet             Vice President and           Vice President of Madison Mosaic, LLC,550 Science Drive, Madison,
                           Principal                    WI 53711.

W. Richard                 General                      Principal of Mosaic Funds Distributor, LLC, 8777 N. Gainey Center
Mason                      Counsel                      Drive, Scottsdale, AZ 85258; General Counsel of Madison Mosaic,
                                                        LLC and Secretary of the Mosaic Funds, all at 550 Science Drive,
                                                        Madison, WI 53711.

F.   SUB ADVISER--TURNER INVESTMENT PARTNERS, INC.

          Turner Investment Partners, Inc. is the investment sub-adviser of the Emerging Growth Fund. There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each of its officers and directors is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


NAME AND POSITION WITH COMPANY      OTHER COMPANY                               POSITION WITH OTHER COMPANY
------------------------------      -------------                               ---------------------------
Stephen  J. Kneeley                 Westlakes Institutional Portfolios, Inc.    President
President, Co-Chief
Executive Officer
                                    Alpha Select Funds                          Trustee

                                    ACP Strategic Opportunities Fund II, LLC    President

                                    ACP Continuum Return Fund II, LLC           President

                                    Turner Investment Management, LLC           President, Co-Chief Executive Officer

John H. Grady                       Turner Investment Distributors, Inc.        President
General Counsel - Chief
Legal Officer; Chief                Ascendant Capital Partners                  Managing Member
Operating Officer,
Secretary
                                    ACP Strategic Opportunities Fund II, LLC    Executive Vice President, Chief Operating Officer

                                    ACP Continuum Return Fund II, LLC           Executive Vice President & Chief Operating Officer

                                    Turner Investment Management LLC            Chief Operating Officer

Thomas R. Trala                     Turner Investment Distributors, Inc.        Chief Financial Officer
CFO, Treasurer
                                    Ascendant Capital Partners                  Managing Member

                                    ACP Strategic Opportunities Fund II, LLC    Treasurer & Chief Financial Officer

                                    ACP Continuum Return Fund II, LLC           Treasurer & Chief Financial Officer

                                    Turner Investment Management LLC            Chief Financial Officer

Mark D. Turner                      None                                        None
Vice Chairman, Senior
Portfolio Manager

Robert E. Turner, Jr.               Westlakes Institutional Portfolios, Inc.    Trustee
Chairman, CIO; Co-Chief
Executive Officer
                                    Episcopal Academy                           Trustee
                                    Merion, PA

                                    Bradley University                          Trustee
                                    Peoria, IL

                                    ACP Strategic Opportunities Fund II, LLC    Trustee

                                    ACP Continuum Return Fund II, LLC           Trustee

                                    Alpha Select Funds                          Trustee

Roger A. Early, CIO - Fixed         None                                        None
Income

Item 27.  PRINCIPAL UNDERWRITERS

               (a)  None.

               (b) Directors and officers of Atlas Securities, Inc., principal underwriter of the Registrant:


                               POSITIONS AND            POSITIONS AND
 NAME AND PRINCIPAL            OFFICES WITH             OFFICES WITH
 PLACE OF BUSINESS             UNDERWRITER              REGISTRANT
---------------------          ---------------          ----------------
Marion O. Sandler             Chairman, Presi-         Chairman, Presi-
1901 Harrison Street          dent and Chief           dent and Chief
Oakland, CA  94612            Executive Officer        Executive Officer

James T. Judd                 Director                 N/A
1901 Harrison Street
Oakland, CA  94612

James H. Hubbell              Director                 N/A
1901 Harrison Street
Oakland, CA  94612

W. Lawrence Key               Group Senior VIce        Group Senior Vice
794 Davis Street              President and Chief      President and Chief
San Leandro, CA 94577         Operating Officer        Operating Officer

Richard A. Adams              Senior Vice              N/A
794 Davis Street              President-
San Leandro, CA 94577         National Sales
                              Manager

Joseph M. O'Donnell           Vice President,          Vice President,
794 Davis Street              Chief Legal and          Chief Legal Counsel
San Leandro, CA 94577         Compliance Officer,      and Secretary
                              and Secretary

Mary Jane Fross               Vice President           N/A
794 Davis Street              and Controller
San Leandro, CA 94577

Lezlie A. Iannone             Senior Vice              N/A
794 Davis Street              President-
San Leandro, CA 94577         Operations

               (c)  None.


                                       C-8


Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Fund Custodian, Investors Bank and Trust Company, 89 South Street, Boston, MA 02111.

Item 29.  MANAGEMENT SERVICES

               None.

Item 30.  UNDERTAKINGS

          The Registrant undertakes to furnish copies of its latest annual report and semi-annual report, upon request and without charge, to every person to whom a prospectus is delivered.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Atlas Assets, Inc., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Leandro, and the State of California, this 14th day of February, 2003.

                                             ATLAS ASSETS, INC.
                                                (Registrant)



                                        By: Marion O. Sandler *
                                            -------------------------
                                            Marion O. Sandler
                                            Chairman, Chief Executive
                                            Officer and President

          Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Marion O. Sandler *           Chief Executive               February 14, 2003
--------------------------    Officer, President,           -----------------
Marion O. Sandler             and Chairman                       Date

Gene A. Johnson *             Treasurer                     February 14, 2003
--------------------------                                  -----------------
Gene A. Johnson                                                  Date

Russell W. Kettell *          Director                      February 14, 2003
--------------------------                                  -----------------
Russell W. Kettell                                               Date

Barbara A. Bond *             Director                      February 14, 2003
--------------------------                                  -----------------
Barbara A. Bond                                                  Date

Daniel L. Rubinfeld *         Director                      February 14, 2003
--------------------------                                  -----------------
Daniel L. Rubinfeld                                              Date

David J. Teece *              Director                      February 14, 2003
--------------------------                                  -----------------
David J. Teece                                                   Date

*By /s/Joseph M. O'Donnell
--------------------------
Joseph M. O'Donnell, Attorney-in-Fact Pursuant to Power of Attorney filed as Exhibit q(1) to post effective amendment number 33 filed on April 30, 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Atlas Assets, Inc. has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 14th day of February, 2003.

                                           MASTER INVESTMENT PORTFOLIO
                                           S&P 500 INDEX MASTER PORTFOLIO

                                           By: /s/ Richard H. Blank, Jr.
                                              ------------------------------

                                                Richard H. Blank, Jr.
                                                Secretary and Treasurer
                                                (Principal Financial Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURES                        TITLE                           DATE

/s/ Richard H. Blank, Jr.     Secretary and Treasurer         February 14, 2003
--------------------------    (Principal Financial Officer)
Richard H. Blank, Jr.

/s/ Jack S. Euphrat*          Trustee                         February 14, 2003
--------------------------
Jack S. Euphrat

/s/ R. Greg Feltus*           Chairman, President             February 14, 2003
--------------------------    (Principal Executive Officer)
R. Greg Feltus


/s/ W. Rodney Hughes*         Trustee                         February 14, 2003
--------------------------
W. Rodney Hughes

/s/ Leo Soong*                Trustee                         February 14, 2003
--------------------------
Leo Soong

/s/ Mary G. F. Bitterman*     Trustee                         February 14, 2003
--------------------------
Mary G. F. Bitterman

/s/ Lee T. Kranefuss*         Trustee                         February 14, 2003
--------------------------
Lee T. Kranefuss

/s/ Richard K. Lyons*         Trustee                         February 14, 2003
--------------------------
Richard K. Lyons

*By:   /s/ Richard H. Blank, Jr.
       ------------------------------
       Richard H. Blank, Jr.
       Attorney-in-Fact

* Richard H. Blank, Jr. signs this document pursuant to powers of attorney as previously filed.

                                  EXHIBIT INDEX


EXHIBIT
NUMBER        ITEM

(i)(1)        Consent of Paul, Hastings, Janofsky & Walker LLP

(i)(2)        Form of Opinion of Paul, Hastings, Janofsky & Walker LLP